LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Long-term Investments [Abstract]
Schedule of long-term investments
The balance of long-term investments is comprised of:

	December 31,
	2013	2012
	(In thousands)
Cost method investments	$137,286	$113,830
Equity method investments	22,073	8,104
Long-term marketable equity securities	11,711	31,244
Auction rate security	8,920	8,100
Total long-term investments	$179,990	$161,278

Schedule of summarized aggregated financial information of equity method investments
Summarized aggregated financial information for the Company's equity method investments is as follows:

	December 31,
	2013	2012
	(In thousands)
Balance sheet data(a):
Current assets	$17,163	$10,603
Non-current assets	24,535	25,472
Current liabilities	(24,487)	(20,227)
Non-current liabilities	(14,119)	(5,962)

	Twelve Months Ended December 31,
	2013	2012	2011
	(In thousands)
Operating data(a):
Net sales	$51,534	$78,058	$368,433
Gross profit	10,326	16,777	105,749
Net loss	(12,527)	(30,761)	(17,636)
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(a)
Summarized financial information for the Company's equity method investments is presented for the periods during which the Company holds or held an equity ownership interest. The summarized financial information for certain equity method investments is presented on a one quarter lag.